Schedule of Unvested Restricted Stock Units Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Unvested beginning Balance	6,526,496
Weighted-Average Grant Date Fair Value, Unvested beginning Balance	$ 0.16
Number of Shares, Granted	806,283
Weighted-Average Grant Date Fair Value, Granted	$ 4.15	$ 0.33
Number of Shares, Forfeited	(214,438)
Weighted-Average Grant Date Fair Value, Forfeited	$ 0.44
Number of Shares, Unvested Ending Balance	5,188,990	6,526,496
Weighted-Average Grant Date Fair Value, Unvested Ending Balance	$ 0.64	$ 0.16
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Unvested beginning Balance
Weighted-Average Grant Date Fair Value, Unvested beginning Balance
Number of Shares, Granted	1,889,051
Weighted-Average Grant Date Fair Value, Granted	$ 10.12
Number of Shares, Forfeited	(203,020)
Weighted-Average Grant Date Fair Value, Forfeited	$ 10.00
Number of Shares, Unvested Ending Balance	1,686,031
Weighted-Average Grant Date Fair Value, Unvested Ending Balance	$ 10.14